Summary of Significant Accounting Policies (Details 1)	Oct. 31, 2012	Oct. 31, 2011
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	50,787,968	16,613,202
Convertible Loans [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	13,347,354	16,018,272
Stock Option [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	6,142,809
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member] | Non- Controlling Interest
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	594,930	594,930
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	6,686,375
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	7,010,125
Series D Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	17,006,375